Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Right of Use Asset

At September 30, 2020 and December 31, 2019, right-of-use asset (“ROU”) is summarized as follows:

	September 30, 2020	December 31, 2019
Office leases right of use assets	$1,984,320	$1,984,320
Less: accumulated amortization into rent expense	(449,909)	(233,890)
Balance of ROU assets as of end of period	$1,534,411	$1,750,430

At December 31, 2019, right-of-use asset (“ROU”) is summarized as follows:

December 31, 2019
Office leases right of use assets	$1,984,320
Less: accumulated amortization into rent expense	(233,890)
Balance of ROU assets as of December 31, 2019	$1,750,430

Schedule of Operating Lease Liability Related to ROU Asset

At September 30, 2020 and December 31, 2019, operating lease liabilities related to the ROU assets are summarized as follows:

	September 30, 2020	December 31, 2019
Lease liabilities related to office leases right of use assets	$1,570,276	$1,773,384
Less: current portion of lease liabilities	(366,511)	(333,126)
Lease liabilities – long-term	$1,203,765	$1,440,258

At December 31, 2019, operating lease liabilities related to the ROU assets are summarized as follows:

December 31, 2019
Lease liabilities related to office leases right of use assets	$1,773,384
Less: current portion of lease liabilities	(333,126)
Lease liabilities – long-term	$1,440,258

Schedule of Lease Payments Due Under Operating Leases

At September 30, 2020, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ended September 30,	Amount
2021	$515,316
2022	528,767
2023	535,659
2024	318,611
Total minimum non-cancelable operating lease payments	1,898,353

At December 31, 2019, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ended December 31,	Amount
2020	$507,240
2021	521,856
2022	531,630
2023	538,608
2024	184,288
Total minimum non-cancelable operating lease payments	2,283,622
Less: discount to fair value	(510,238)
Total lease liability at December 31, 2019	$1,773,384